Share-based payments - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted During Period (Details) € / shares in Units, € in Thousands										12 Months Ended
	Jun. 21, 2021 EUR (€) yr € / shares	Apr. 20, 2021 EUR (€) yr € / shares	Mar. 11, 2020 EUR (€) yr € / shares	Oct. 24, 2019 EUR (€) yr € / shares	Mar. 29, 2019 EUR (€) yr € / shares	Mar. 06, 2018 EUR (€) yr € / shares	Jan. 07, 2017 EUR (€) yr € / shares	Nov. 03, 2016 EUR (€) yr € / shares	Feb. 02, 2016 EUR (€) yr € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year										€ 3,202	€ 2,924	€ 4,320
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year										760	509	543
OSA 2016 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares									€ 13.05
Exercise price (in euros per share) | € / shares									€ 13.05
Risk-free rate									0.32%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 117
Expense for the year										0	0	0
OSA 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									59.00%
OSA 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									62.00%
OSA 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									60.00%
OSA 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr									5.5
OSA 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr									6
OSA 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr									6.5
OSA 2016-1 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares									€ 13.05
Exercise price (in euros per share) | € / shares									€ 13.05
Volatility									59.00%
Maturity (in years) | yr									5,000
Risk-free rate									0.19%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 69
Expense for the year										0	0	0
OSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares								€ 14.26
Exercise price (in euros per share) | € / shares								€ 14.26
Risk-free rate								0.04%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 27
Expense for the year										0	0	3
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								58.00%
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								62.00%
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								59.00%
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr								5.5
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr								6
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr								6.5
OSA 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 15.93
Exercise price (in euros per share) | € / shares							€ 14.97
Risk-free rate							0.23%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 31
Expense for the year										0	0	1
OSA 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							58.00%
OSA 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							61.00%
OSA 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							59.00%
OSA 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr							5.5
OSA 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr							6
OSA 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr							6.5
OSA 2017 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 15.93
Exercise price (in euros per share) | € / shares							€ 14.97
Volatility							59.00%
Maturity (in years) | yr							5,000
Risk-free rate							0.11%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 35
Expense for the year										0	0	0
OSA 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares						€ 12.87
Exercise price (in euros per share) | € / shares						€ 12.87
Volatility						35.00%
Risk-free rate						0.00%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 252
Expense for the year										0	7	66
OSA 2018 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr						5.5
OSA 2018 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr						6
OSA 2018 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr						6.5
OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares					€ 11.08
Exercise price (in euros per share) | € / shares					€ 11.08
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 140
Expense for the year										17	49	38
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility					38.10%
Risk-free rate					0.103%
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility					37.40%
Risk-free rate					0.149%
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr					6
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr					6.5
OSA LLY 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares				€ 6.41
Exercise price (in euros per share) | € / shares				€ 6.41
Volatility				37.00%
Maturity (in years) | yr				10,000
Risk-free rate				0.40%
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 252
Expense for the year										0	0	436
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares			€ 6.25
Exercise price (in euros per share) | € / shares			€ 6.25
Volatility			38.00%
Maturity (in years) | yr			10,000
Risk-free rate			0.31%
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 939
Expense for the year										329	453	0
OSA 2021-04 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 13.60
Exercise price (in euros per share) | € / shares		€ 13.74
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 684
Expense for the year										188	0	0
OSA 2021-04 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		38.90%
OSA 2021-04 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		37.80%
OSA 2021-04 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		38.30%
OSA 2021-04 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr		5.5
OSA 2021-04 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr		6
OSA 2021-04 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr		6.5
OSA 2021-04 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 13.60
Exercise price (in euros per share) | € / shares		€ 13.74
Volatility		39.10%
Maturity (in years) | yr		10,000
Risk-free rate		0.03%
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 1,816
Expense for the year										131	0
OSA 2021-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares	€ 12.20
Exercise price (in euros per share) | € / shares	€ 12.99
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 246
Expense for the year										79	0	0
OSA 2021-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	39.20%
OSA 2021-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	37.90%
OSA 2021-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	38.10%
OSA 2021-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr	5.5
OSA 2021-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr	6
OSA 2021-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr	6.5
OSA 2021-06 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares	€ 12.20
Exercise price (in euros per share) | € / shares	€ 12.99
Volatility	39.10%
Maturity (in years) | yr	10,000
Risk-free rate	0.13%
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 212
Expense for the year										€ 16	€ 0